Note 9 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Current:
Federal	$20,850	$5,819	$3,454
State	4,364	2,277	3,107
Total	25,214	8,096	6,561

Deferred:
Federal	$(5,010)	$(3,886)	$7,084
State	(523)	352	50
Total	(5,533)	(3,534)	7,134
Total income taxes	$19,681	$4,562	$13,695

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Computed (expected tax rate)	21.0%	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.6%	4.1%	3.7%
Federal credits	-0.6%	-3.9%	-0.9%
State rate changes	-0.2%	2.8%	0.3%
State credit expiration	0.0%	2.1%	0.9%
Change in valuation allowance	0.0%	7.8%	-1.2%
Other	-0.1%	-0.8%	-0.9%
Effective income tax rate	23.7%	33.1%	22.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023
Deferred income tax assets:
Future tax credits	$4,884	$5,007
Inventory valuation	9,951	8,364
Employee benefits	2,739	2,335
Insurance	922	471
State depreciation basis differences	3,344	3,218
Operating leases	190	942
Intangibles	2,760	1,514
Pension and post-retirement benefits	8,734	7,117
Interest	18	8
Deferred revenue	260	296
Net operating loss and other tax attribute carryovers	558	1,233
Other	427	327
Total assets	34,787	30,832
Valuation allowance - noncurrent	(4,884)	(5,007)
Total deferred income tax assets, net	29,903	25,825
Deferred income tax liabilities:
Property basis and depreciation difference	25,260	26,450
Inventory reserve	3,091	2,101
Right-of-use assets	3,971	7,045
Pension	21,682	21,528
Other	219	182
Total liabilities	54,223	57,306
Deferred income tax liability, net	$(24,320)	$(31,481)

Summary of Income Tax Contingencies [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023

Beginning balance	$742	$655
Tax positions related to current year:
Additions	120	96
Tax positions related to prior years:
Reductions	(19)	-
Lapses in statues of limitations	(13)	(9)
Ending balance	$830	$742